Share-based compensation plan - Restricted shares plan (Details) - Restricted share units	3 Months Ended
	Mar. 31, 2025 shares shares	Dec. 31, 2024 BRL (R$) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement	3,224,364	2,980,111
Granted during of the year	363,811
Restricted stock, year one	348,417
Restricted stock, year two	504,946
Restricted stock, year three	431,331
Restricted stock, year four	150,604
Restricted Stock, Year Five	1,672,574
Restricted Stock, Year Six	116,492
Grant Year 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 53.81
Number of other equity instruments outstanding in share-based payment arrangement		115,800
Granted during of the year	3,758
Grant Year 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 51.41
Number of other equity instruments outstanding in share-based payment arrangement	396,016	383,568
Granted during of the year	12,448
Restricted stock, year two	277,249
Restricted stock, year three	118,767
Grant Year 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 55.77
Number of other equity instruments outstanding in share-based payment arrangement	2,561,252	2,480,743
Granted during of the year	80,509
Restricted stock, year one	348,417
Restricted stock, year two	227,697
Restricted stock, year three	312,564
Restricted Stock, Year Five	1,672,574
Grant Year 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 61.39
Number of other equity instruments outstanding in share-based payment arrangement	267,096
Granted during of the year	267,096
Restricted stock, year one
Restricted stock, year two
Restricted stock, year three
Restricted stock, year four	150,604
Restricted Stock, Year Five
Restricted Stock, Year Six	116,492